BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS COMBINATION
Schedule of reconciliation of elements of the Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statements of Redeemable Preferred Stock and Stockholders' Equity (Deficit)

The following table reconciles the elements of the Business Combination to the Consolidated Statement of Cash Flows and the Consolidated Statements of Redeemable Preferred Stock and Stockholders’ Equity (Deficit) for the year ended December 31, 2022 (in thousands):

Cash – CCNB trust and cash, net of redemptions	$4,164
Cash – PIPE Financing	360,000
Cash – Forward Purchase Agreement	200,000
Cash – Backstop Agreement	300,000
Less: Cash paid to redeem Redeemable Preferred Stock	(614,996)
Less: Transaction costs paid during the year ended December 31, 2022	(106,917)
Net cash contributions from the Business Combination and related transactions	$142,251
Add: Non-cash assets received from CCNB	806
Add: Transaction costs allocated to warrants	4,262
Add: Cash paid to redeem Redeemable Preferred Stock	614,996
Add: Tax effect of change in tax basis due to business combination	6,508
Less: Fair value of Public, Private Placement and Forward Purchase Warrants	(72,374)
Less: Transaction costs previously paid by Legacy Getty during 2021 or accrued at December 31, 2022	(1,989)
Net Business Combination and related transactions, excluding Redeemable Preferred Stock redemption	$694,460
Add: Fair value of Class A common stock issued to redeem Redeemable Preferred Stock	140,250
Net Business Combination and related transactions, including Redeemable Preferred Stock redemption	$834,710

Schedule of number of shares of common stock issued immediately following the consummation of the Business Combination

Common stock of CCNB, net of redemptions	508,311
CCNB shares held by the Sponsor	25,700,000
Shares issued in the PIPE Financing	36,000,000
Shares issued in the Forward Purchase Agreement	20,000,000
Shares issued in the Backstop Agreement	30,000,000
Total shares issued in Business Combination and related transactions	112,208,311
Shares issued for Getty Images common stock	196,938,915
Shares issued upon redemption of Getty Images Redeemable Preferred Stock	15,000,000
Total shares of common stock immediately following the Business Combination	324,147,226